Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Textual)
Impairment loss	$ 29,440	$ 87,745
Amortization of intangible assets	0	$ 17,550
Brand Ambassador Agreement [Member]
Intangible Assets (Textual)
Historical cost	105,295
Trademarks [Member]
Intangible Assets (Textual)
Historical cost	$ 29,440